Expense Example - Founders 100 ETF - Founders 100 ETF	Nov. 03, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 242